Provisions for employee benefits - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement
Net benefit liability (asset)	€ 1,136	€ 1,117
Estimate of contributions expected to be paid to plan for next annual reporting period	130
Exploration & Production
Statement
Net benefit liability (asset)	175	181
Defined benefit plan
Statement
Estimate of contributions expected to be paid to plan for next annual reporting period	57
Other benefit plans
Statement
Net benefit liability (asset)	278	€ 309
Deferred monetary incentive plans
Statement
Net benefit liability (asset)	132
Isopensione
Statement
Net benefit liability (asset)	107
Jubilee Awards
Statement
Net benefit liability (asset)	25
Other Long term Plans
Statement
Net benefit liability (asset)	€ 14